Investments - Other Investments (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		$ 6.2	$ 3.9	$ 0.9
Investment in the period		0.4	2.0	3.2
Closing value of investment, ending balance		7.0	6.2	3.9
Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		0.4	0.3	0.3
Fair Value, Recurring [Member] | Real estate fund (Dec 2017)
Equity Method Investment, Aggregate Cost [Roll Forward]
Investments, fair value		125.2	134.6	129.9
MVI
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		0.8	0.5	0.0
Investment in the period	$ 0.8	0.0	0.4	0.4
Closing value of investment, ending balance		0.8	0.8	0.5
MVI | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		0.0	(0.1)	0.1
Digital Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		0.2	0.2	0.4
Investment in the period		0.0	0.0	0.3
Closing value of investment, ending balance		0.2	0.2	0.2
Digital Re | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		0.0	0.0	0.0
Multi-Line Insurer
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		5.2	3.2	0.5
Investment in the period		0.4	1.6	2.5
Closing value of investment, ending balance		6.0	5.2	3.2
Multi-Line Insurer | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		$ 0.4	$ 0.4	$ 0.2